Fair Value of Financial Instruments	3 Months Ended
Jan. 31, 2019
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Fair Value of Financial Instruments

Note 8: Fair Value of Financial Instruments

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2018 on pages 184 to 190 for further discussion on the determination of fair value.

(Canadian $ in millions)		January 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	7,272	7,197	6,485	6,288
Loans (1)
Residential mortgages	119,960	119,293	119,544	118,609
Consumer instalment and other personal	62,712	62,675	62,687	62,618
Credit cards	7,959	7,959	8,099	8,099
Business and government (2)	204,560	204,717	192,225	191,989
	395,191	394,644	382,555	381,315

Deposits (3)	517,063	517,165	506,742	506,581
Securitization and structured entities’ liabilities	23,969	24,016	25,051	24,838
Subordinated debt	6,820	6,953	6,782	6,834

This table excludes financial instruments with a carrying value approximating fair value, including cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,429 million of loans classified as FVTPL as at January 31, 2019 ($1,450 million as at October 31, 2018).
(3)	Excludes $15,136 million of structured note liabilities designated at fair value through profit or loss and accounted for at fair value ($14,186 million as at October 31, 2018).

Financial Instruments Designated at Fair Value

Most of our structured note liabilities included in deposits have been designated at fair value through profit or loss which aligns the accounting result with the way the portfolio is managed. The fair value and notional amount due at contractual maturity of these structured notes as at January 31, 2019 were $15,136 million and $15,205 million, respectively ($14,186 million and $14,548 million, respectively, as at October 31, 2018). The change in fair value of these structured notes was recorded as a decrease of $400 million in non-interest revenue, trading revenue and an increase of $107 million recorded in other comprehensive income related to changes in our credit spread, for the three months ended January 31, 2019 (a decrease of $269 million recorded in non-interest revenue, trading revenue, and a decrease of $91 million recorded in other comprehensive income related to changes in our own credit spread, for the three months ended January 31, 2018). The impact of economic hedges used to manage the exposure is also recorded in non-interest revenue, trading revenue. The impact of changes in our credit spread is measured based on movements in our credit spread quarter over quarter.

The cumulative change in fair value related to changes in our own credit spread that has been recognized since the notes were designated at fair value to January 31, 2019 was an unrealized loss of $224 million, of this an unrealized loss of $148 million was recorded in other comprehensive income, with an unrealized loss of $76 million recorded through the Consolidated Statement of Income prior to the adoption of IFRS 9 own credit provision in 2015.

We designate certain securities held by our insurance subsidiaries that support our insurance liabilities at fair value through profit or loss since the actuarial calculation of insurance liabilities is based on the fair value of the investments supporting them. This designation aligns the accounting result with the way the portfolio is managed on a fair value basis. The change in fair value of the assets is recorded in non-interest revenue, insurance revenue and the change in fair value of the liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities. The fair value of these investments as at January 31, 2019 of $9,603 million ($8,783 million as at October 31, 2018) is recorded in securities in our Consolidated Balance Sheet. The impact of recording these investments at fair value through profit or loss was an increase of $256 million in non-interest revenue, insurance revenue for the three months ended January 31, 2019 (a decrease of $10 million for the three months ended January 31, 2018).

We designate the obligation related to certain investment contracts in our insurance business at fair value through profit or loss, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The fair value of these investment contract liabilities as at January 31, 2019 of $889 million ($800 million as at October 31, 2018) is recorded in other liabilities in our Consolidated Balance Sheet. The change in fair value of these investment contract liabilities resulted in an increase of $37 million in insurance claims, commissions, and changes in policy benefit liabilities for the three months ended January 31, 2019 (a decrease of $14 million for the three months ended January 31, 2018). For the three months ended January 31, 2019, an increase of $1 million was recorded in other comprehensive income related to changes in our own credit spread (a decrease of $9 million for the three months ended January 31, 2018). Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest revenue, insurance revenue. The impact of changes in our credit spread is measured based on movements in our credit spread quarter over quarter.

Fair Value Hierarchy

We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.

Valuation Techniques and Significant Inputs

We determine the fair value of publicly traded fixed maturity and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows with observable market data for inputs such as yield and prepayment rates or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of market inputs to the extent possible.

Our Level 2 trading and FVTPL securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and internal models without observable market information as inputs (Level 3) in the valuation of securities, loans, fair value liabilities, derivative assets and derivative liabilities was as follows:

(Canadian $ in millions)				January 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	10,494	1,272	-	11,766
Canadian provincial and municipal governments	2,077	6,809	-	8,886
U.S. federal government	19,580	58	-	19,638
U.S. states, municipalities and agencies	2	573	-	575
Other governments	1,119	700	-	1,819
NHA MBS, U.S. agency MBS and CMO	40	10,426	231	10,697
Corporate debt	2,562	5,435	6	8,003
Loans	-	393	-	393
Corporate equity	39,707	2	-	39,709
	75,581	25,668	237	101,486
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	558	90	-	648
Canadian provincial and municipal governments	34	993	-	1,027
U.S. federal government	70	-	-	70
Other governments	-	30	-	30
NHA MBS, U.S. agency MBS and CMO	-	6	-	6
Corporate debt	146	7,066	-	7,212
Corporate equity	1,435	66	1,786	3,287
	2,243	8,251	1,786	12,280
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	12,246	836	-	13,082
Canadian provincial and municipal governments	4,940	2,413	-	7,353
U.S. federal government	17,337	-	-	17,337
U.S. states, municipalities and agencies	27	3,919	1	3,947
Other governments	3,731	1,800	-	5,531
NHA MBS, U.S. agency MBS and CMO	-	13,934	-	13,934
Corporate debt	2,780	2,668	-	5,448
Corporate equity	-	-	64	64
	41,061	25,570	65	66,696
Business and Government Loans	-	-	2,429	2,429
Fair Value Liabilities
Securities sold but not yet purchased	26,579	3,821	7	30,407
Structured note liabilities and other note liabilities	-	15,136	-	15,136
Investment contract liabilities	-	889	-	889
	26,579	19,846	7	46,432
Derivative Assets
Interest rate contracts	13	8,389	-	8,402
Foreign exchange contracts	11	11,062	-	11,073
Commodity contracts	165	1,060	-	1,225
Equity contracts	116	781	-	897
Credit default swaps	-	36	-	36
	305	21,328	-	21,633
Derivative Liabilities
Interest rate contracts	28	6,726	-	6,754
Foreign exchange contracts	1	11,767	-	11,768
Commodity contracts	132	1,516	-	1,648
Equity contracts	136	2,797	-	2,933
Credit default swaps	-	84	1	85
	297	22,890	1	23,188

(Canadian $ in millions)				October 31, 2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	9,107	1,213	-	10,320
Canadian provincial and municipal governments	4,013	4,689	-	8,702
U.S. federal government	9,465	52	-	9,517
U.S. states, municipalities and agencies	78	1,138	-	1,216
Other governments	1,210	201	-	1,411
NHA MBS, U.S. agency MBS and CMO	60	8,869	255	9,184
Corporate debt	2,973	6,218	7	9,198
Loans	-	199	-	199
Corporate equity	49,946	4	-	49,950
	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	103	-	431
Canadian provincial and municipal governments	219	727	-	946
U.S. federal government	69	-	-	69
NHA MBS, U.S. agency MBS and CMO	-	7	-	7
Corporate debt	178	6,643	-	6,821
Corporate equity	1,378	134	1,825	3,337
	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,978	827	-	12,805
Canadian provincial and municipal governments	3,315	3,547	-	6,862
U.S. federal government	16,823	-	-	16,823
U.S. states, municipalities and agencies	14	3,640	1	3,655
Other governments	3,143	1,647	-	4,790
NHA MBS, U.S. agency MBS and CMO	-	13,687	-	13,687
Corporate debt	1,959	1,797	-	3,756
Corporate equity	-	-	62	62
	37,232	25,145	63	62,440
Business and Government Loans	-	-	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	26,336	2,468	-	28,804
Structured note liabilities and other note liabilities	-	14,186	-	14,186
Investment contract liabilities	-	800	-	800
	26,336	17,454	-	43,790
Derivative Assets
Interest rate contracts	18	8,959	-	8,977
Foreign exchange contracts	16	12,983	-	12,999
Commodity contracts	166	1,894	-	2,060
Equity contracts	286	1,872	-	2,158
Credit default swaps	-	10	-	10
	486	25,718	-	26,204
Derivative Liabilities
Interest rate contracts	14	8,620	-	8,634
Foreign exchange contracts	2	11,852	-	11,854
Commodity contracts	295	1,161	-	1,456
Equity contracts	246	2,183	1	2,430
Credit default swaps	-	36	1	37
	557	23,852	2	24,411

Significant Transfers

Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. The following is a discussion of the significant transfers between Level 1, Level 2 and Level 3 balances for the three months ended January 31, 2019.

During the three months ended January 31, 2019, $1,704 million of trading securities, $323 million of FVTPL securities, and $607 million of FVOCI securities were transferred from Level 1 to Level 2 due to reduced observability of the inputs used to value these securities. During the three months ended January 31, 2019, $659 million of trading securities, $104 million of FVTPL securities and $1,111 million of FVOCI securities were transferred from Level 2 to Level 1 due to increased availability of quoted prices in active markets.

During the three months ended January 31, 2019, $19 million of trading securities were transferred from Level 2 to Level 3 due to changes in the market observability of inputs used in pricing these securities, $17 million were transferred from Level 3 to Level 2 due to the availability of observable price inputs used to value these securities.

Changes in Level 3 Fair Value Measurements

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three months ended January 31, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended January 31, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(5)	(1)	96	(116)	-	19	(17)	231	(1)
Corporate debt	7	-	-	-	(1)	-	-	-	6	-
Total trading securities	262	(5)	(1)	96	(117)	-	19	(17)	237	(1)
FVTPL Securities
Corporate equity	1,825	14	(4)	123	(172)	-	-	-	1,786	16
Total FVTPL securities	1,825	14	(4)	123	(172)	-	-	-	1,786	16
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	2	-	-	-	-	64	na
Total FVOCI securities	63	-	-	2	-	-	-	-	65	na
Business and Government Loans	1,450	7	(4)	1,117	-	(141)	-	-	2,429	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	7	-	-	-	7	-
Total fair value liabilities	-	-	-	-	7	-	-	-	7	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds on securities sold but not yet purchased.

  na – Not applicable